Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Sales	$ 48,729	[1]	$ 39,633	[1]	$ 30,399	[1]
Cost of sales	28,849		22,430		17,490
Gross profit	19,880		17,203		12,909
Operating expenses
Research and development	4,401	[2]	4,165	[2]	3,280	[2]
Sales and marketing	3,081		2,677		2,207
General and administrative	2,369		1,890		1,523
Total operating expenses	9,851		8,732		7,010
Operating income	10,029		8,471		5,899
Financial income, net	752		439		617
Income before income taxes	10,781		8,910		6,516
Income taxes	910		667		801
Net income	$ 9,871		$ 8,243		$ 5,715
Income per share:
Basic income per ordinary share (US$)	$ 1.424		$ 1.195		$ 0.838
Diluted income per ordinary share (US$)	$ 1.417		$ 1.178		$ 0.824
Weighted average number of ordinary shares used to compute basic income per share	6,933,576		6,896,215		6,820,721
Weighted average number of ordinary shares used to compute diluted income per share	6,968,305		6,994,592		6,938,456

[1]	Including sales to related parties in the amount of US$ 302 thousand, US$ 350 thousand and US$ 558 thousand in 2010, 2011 and 2012, respectively.
[2]	Including services from related parties in the amount of US$ 154 thousand, US$ 50 thousand and US$ 42 thousand in 2010, 2011 and 2012, respectively.